Rental Expense and Lease Commitments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Rental Expense and Lease Commitments
Rental expense	$ 1,767	$ 1,836	$ 1,727
Operating lease commitments
Gross minimum rental commitments (including vacant space below) for 2013	1,466
Gross minimum rental commitments (including vacant space below) for 2014	1,268
Gross minimum rental commitments (including vacant space below) for 2015	1,044
Gross minimum rental commitments (including vacant space below) for 2016	746
Gross minimum rental commitments (including vacant space below) for 2017	535
Gross minimum rental commitments (including vacant space below) beyond 2017	747
Vacant space for 2013	21
Vacant space for 2014	13
Vacant space for 2015	7
Vacant space for 2016	3
Vacant space for 2017	1
Vacant space beyond 2017	0
Sublease income commitments for 2013	26
Sublease income commitments for 2014	16
Sublease income commitments for 2015	11
Sublease income commitments for 2016	9
Sublease income commitments for 2017	4
Sublease income commitments beyond 2017	1
Capital Leases
Capital lease commitments for 2013	13
Capital lease commitments for 2014	12
Capital lease commitments for 2015	11
Capital lease commitments for 2016	8
Capital lease commitments for 2017	10
Capital lease commitments beyond 2017	$ 6